Intangible assets	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Intangible assets
12.	Intangible assets

	30 June 2023					31 December 2022
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 741	2 026	4 050	354	44 170	45 015
Effect of movements in foreign exchange	461	60	149	(3)	667	(751)
Acquisitions and expenditures	6	166	301	9	482	978
Disposals through sale and derecognition	(1)	-	(33)	(6)	(40)	(1 437)
Transfer (to)/from other asset categories and other movements¹	23	7	338	(223)	145	365
Balance at end of period	38 229	2 259	4 805	131	45 424	44 170

Amortization and impairment losses
Balance at end of previous year	(88)	(1 247)	(2 577)	(49)	(3 961)	(4 585)
Effect of movements in foreign exchange	-	(47)	(100)	(3)	(150)	100
Amortization	-	(65)	(262)	(13)	(340)	(647)
Impairment	-	-	(1)	-	(1)	(4)
Disposals through sale and derecognition	-	-	33	1	34	1 339
Transfer to/(from) other asset categories and other movements¹	-	(8)	(15)	(9)	(32)	(164)
Balance at end of period	(88)	(1 367)	(2 923)	(73)	(4 451)	(3 961)

Carrying value
at 31 December 2022	37 652	779	1 473	305	40 209	40 209
at 30 June 2023	38 141	892	1 882	58	40 973
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment once a year or whenever a triggering event has occurred.

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.